5. Earnings per Share (EPS)	3 Months Ended
Sep. 23, 2018
Earnings Per Share [Abstract]
Earnings per Share (EPS)
5)	Earnings per Share (EPS)

The following table shows the reconciliation of the numerator and denominator of the basic EPS calculation to the numerator and denominator of the diluted EPS calculation (in thousands, except per share amounts).

	Three Months Ended
	September 23,	September 24,
	2018	2017
Income/(loss) from continuing operations	$108	$(131)
Loss from discontinued operations	—	(225)
Net income/(loss) available to common stockholders	$108	$(356)
Interest saved on convertible notes of $1,567 at 4%	$16	$—
Adjusted net income/(loss)	$124	$(356)

BASIC:
Weighted average common shares	15,064	11,159

Income/(loss) from continuing operations per common share	$0.01	$(0.01)
Loss from discontinued operations per common share	—	(0.02)
Net income/(loss) per common share	$0.01	$(0.03)

DILUTED:
Weighted average common shares	15,064	11,159
Convertible notes	833	—
Dilutive stock options	—	—
Weighted average common shares outstanding	15,897	11,159

Income/(loss) from continuing operations per common share	$0.01	$(0.01)
Loss from discontinued operations per common share	—	(0.02)
Net income/(loss) per common share	$0.01	$(0.03)

For the three months ended September 23, 2018, options to purchase 378,056 shares of common stock at exercise prices ranging from $1.55 to $13.11 were excluded from the computation of diluted EPS because their inclusion would have been anti-dilutive.

For the three months ended September 24, 2017, options to purchase 478,056 shares of common stock at exercise prices from $1.87 to $13.11 were excluded from the computation of diluted EPS because their inclusion would have been anti-dilutive.